Note 9 - Warrant Liability (Details) (USD $)	0 Months Ended			3 Months Ended
	Apr. 08, 2013	Apr. 08, 2011	Apr. 12, 2011	Jun. 30, 2013
Warrant Liability [Abstract]
Number of Units Sold			8,000,000	8,000,000
Number of Warrants Separated from One Unit				1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)				11.50
Number of Shares of Common Stock Separated from One Unit				1
Warrants Issued During Period, Number	1,066,666	4,000,000	4,000,000	4,000,000
Derivative Liability (in Dollars)				$ 10,453,334